Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 27,995	$ 245,578	$ 187,198
Adjustments to reconcile net income to cash flows from operating activities
Depreciation	203,772	216,885	242,966
Amortization	16,141	17,195	23,277
Tax expense (recovery)	78,377	(4,353)	15,122
Interest expense	187,994	203,760	258,261
Interest income	(4,392)	(7,668)	(20,268)
Gain on foreign exchange	(27,539)	(47,605)	(163,840)
Loss on changes in fair value of financial instruments	18,684	13,115	49,672
Loss on changes in fair value of partnership units liability	131,013
Share-based compensation	73,723	12,500	16,035
Loss on disposal of assets	848	215	862
Loss on refinancing			151,919
Deferred revenue amortization	(64,998)	(74,091)	(106,558)
Pension expenses	8,133	7,333	6,314
C-band clearing proceeds	(42,860)
Other	(1,953)	7,974	166
Income taxes paid, net of income taxes received	(94,242)	(53,443)	(95,455)
Interest paid, net of interest received	(154,433)	(179,972)	(176,112)
Operating assets and liabilities	(59,875)	15,018	(13,942)
Net cash from operating activities	296,388	372,441	375,617
Cash flows used in investing activities
Satellite programs	(279,941)	(75,902)	(3,668)
Purchase of property and other equipment	(34,620)	(17,060)	(8,345)
Purchase of intangible assets	(1,162)	(30)	(27,597)
C-band clearing proceeds	42,860
Net cash used in investing activities	(272,863)	(92,992)	(39,610)
Cash flows generated from (used in) financing activities
Repayment of indebtedness		(453,592)	(3,743,465)
Proceeds from indebtedness	619,900		3,786,082
Payment of early redemption premium			(43,940)
Payment of debt issue costs	(6,834)		(28,082)
Payments of principal on lease liabilities	(2,178)	(1,793)	(1,252)
Satellite performance incentive payments	(6,914)	(9,031)	(9,644)
Proceeds from exercise of stock options	16
Government grant received		14,185
Initial costs from Transaction	1,260
Dividends paid on Director Voting Preferred shares	(10)	(10)	(20)
Net cash generated from (used in) financing activities	605,240	(450,241)	(40,321)
Effect of changes in exchange rates on cash and cash equivalents	2,446	(38,052)	(36,897)
Increase (decrease) in cash and cash equivalents	631,211	(208,844)	258,789
Cash and cash equivalents, beginning of year	818,378	1,027,222	768,433
Cash and cash equivalents, end of year	$ 1,449,589	$ 818,378	$ 1,027,222